BUSINESS ACQUISITION - TMSA (Details) $ in Thousands, $ in Millions			12 Months Ended
	Sep. 14, 2024 USD ($) installment	Sep. 13, 2024	Dec. 31, 2024 ARS ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ARS ($)	Sep. 14, 2024 ARS ($)
Ver T.V
BUSINESS ACQUISITION
Percentage of capital stock owned and voting rights		49.00%
EHM | Ver T.V
BUSINESS ACQUISITION
Percentage of voting equity interest hold by other company	100.00%					100.00%
TSMA
BUSINESS ACQUISITION
Percentage of interest on stake	100.00%					100.00%
Percentage of interest on stake previously held	50.10%
Gain (loss) on recognized			$ 3,718
Total consideration					$ 8,140	$ 7,283
Net identifiable assets acquired						10,191
Goodwill						$ 4,404
TSMA | Ver T.V
BUSINESS ACQUISITION
Total consideration for transfer of shares	$ 5,500
Amount received on transfer of shares	2,500
Amount receivable in installments	$ 3,000
Number of semi-annual installments | installment	7
Consideration receivable				$ 3,496
TSMA | Ver T.V | Other current receivable
BUSINESS ACQUISITION
Consideration receivable					1,079
TSMA | Ver T.V | Other non current receivables
BUSINESS ACQUISITION
Consideration receivable					$ 2,417